TRADE RECEIVABLES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2024
Disclosure Trade Receivables and Other Current Assets [Abstract]
TRADE RECEIVABLES AND OTHER CURRENT ASSETS	TRADE RECEIVABLES AND OTHER CURRENT ASSETS
The company's trade receivables and other current assets are as follows:

(MILLIONS)	June 30, 2024	December 31, 2023
Trade receivables	$442	$503
Collateral deposits(1)	185	169
Prepaids and other	59	76
Income tax receivables	40	57
Inventory	24	65
Other short-term receivables	115	85
	$865	$955
(1)Collateral deposits are related to energy derivative contracts the company enters into in order to mitigate the exposure to wholesale market electricity prices on the future sale of uncontracted generation, as part of the company's risk management strategy.
The company primarily receives payments monthly for invoiced PPA revenues and has no significant aged receivables as of the reporting date. Receivables from contracts with customers are reflected in Trade receivables.